Risk Management - Financial assets with contractual cash flows modified during reporting period (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [Abstract]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	₩ 145,594	₩ 265,760
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, modification gain (loss)	(11,734)	(12,786)
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding	10,107,413	₩ 9,986,186
Non-recoverable financial assets still in the process of recovery	₩ 355,039